Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets
Amortization expense for definite-life intangible assets for the year	$ 1,210	$ 2,009	$ 2,977
Estimated amortization expense in 2013	667
Estimated amortization expense in 2014	348
Estimated amortization expense in 2015	218
Estimated amortization expense in 2016	123
Estimated amortization expense in 2017	57
Impairment charge - trade name		165	85
Total impairment of indefinite-lived intangible assets	0	(2,910)	(85)
Write-offs of fully amortized finite-lived intangible assets	191
Goodwill - impairments		2,745
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	8 years 6 months 0 days
Licenses	52,352	51,374
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	8 years 4 months 24 days
Customer lists and relationships written off in sale	3,187
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	12 years 1 month 0 days
Wireless [Member]
Finite Lived Intangible Assets [Line Items]
Licenses	$ 52,318	$ 51,358